RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of balances with related parties [Table Text Block]
	December 31,
	2020	2019

Other accounts receivables	$36	$64

Disclosure of transactions between related parties [Table Text Block]
	Year ended December 31,
	2020	2019

General and administrative expenses	$617	$464

Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2020	2019

Payroll and related expenses	$2,005	$1,537

Share-based compensation	$2,791	$812

Professional fees *)	$1,391	$359

*) Includes payments to shareholders for the years ended 2020 and 2019 of $534 and $359, respectively.